JPMorgan International Equity Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Australia — 3.1%
BHP Group Ltd.	2,567	78,543
BHP Group Ltd.	515	15,759
Goodman Group, REIT	2,358	39,149
		133,451
Austria — 0.7%
Erste Group Bank AG	702	30,225
Belgium — 1.0%
KBC Group NV	677	44,179
Denmark — 3.6%
Carlsberg A/S, Class B	370	47,577
Novo Nordisk A/S, Class B	944	107,910
		155,487
France — 16.4%
Air Liquide SA	368	68,864
Airbus SE	305	48,570
Capgemini SE	227	50,459
Cie Generale des Etablissements Michelin SCA	639	21,229
Dassault Systemes SE	576	29,888
Engie SA	3,076	49,125
Legrand SA	282	27,310
L'Oreal SA	110	52,429
LVMH Moet Hennessy Louis Vuitton SE	115	96,128
Pernod Ricard SA	191	31,306
Safran SA	342	63,836
Societe Generale SA	1,135	29,167
TotalEnergies SE	988	64,097
Vinci SA	535	67,637
		700,045
Germany — 7.4%
Allianz SE (Registered)	325	86,704
Deutsche Boerse AG	273	54,379
Deutsche Post AG	706	33,823
Infineon Technologies AG	1,287	46,925
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	119	50,878
RWE AG	1,139	42,051
		314,760
Hong Kong — 2.2%
AIA Group Ltd.	6,284	49,283
Prudential plc	1,999	20,534
Techtronic Industries Co. Ltd.	2,400	25,485
		95,302
Italy — 1.6%
UniCredit SpA	2,274	66,608

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — 22.0%
Ajinomoto Co., Inc.	572	23,506
Bridgestone Corp.	1,020	44,212
Daikin Industries Ltd.	329	52,749
Hitachi Ltd.	890	69,918
Hoya Corp.	499	63,362
Keyence Corp.	180	80,666
Mitsubishi UFJ Financial Group, Inc.	5,256	49,233
Nippon Telegraph & Telephone Corp.	58,786	73,820
Recruit Holdings Co. Ltd.	1,125	44,428
Seven & i Holdings Co. Ltd.	757	29,874
Shimano, Inc.	294	42,182
Shin-Etsu Chemical Co. Ltd.	2,121	83,491
SMC Corp.	60	33,399
Sony Group Corp.	843	82,652
Terumo Corp.	1,548	52,406
Tokio Marine Holdings, Inc.	2,395	63,137
Tokyo Electron Ltd.	273	50,717
		939,752
Macau — 0.5%
Sands China Ltd. *	7,836	20,569
Netherlands — 7.2%
ASML Holding NV	187	162,859
Koninklijke KPN NV	5,009	17,038
Shell plc	4,080	126,483
		306,380
Singapore — 1.6%
DBS Group Holdings Ltd.	2,821	66,821
South Korea — 1.2%
Samsung Electronics Co. Ltd., GDR (a)	22	30,288
Samsung Electronics Co. Ltd., GDR (b)	16	21,258
		51,546
Spain — 1.5%
Iberdrola SA *	60	729
Industria de Diseno Textil SA	1,512	64,646
		65,375
Sweden — 4.5%
Atlas Copco AB, Class A	2,968	47,371
Sandvik AB	1,812	38,096
Svenska Handelsbanken AB, Class A (c)	3,487	37,588
Volvo AB, Class B	2,827	67,745
		190,800
Switzerland — 1.2%
Cie Financiere Richemont SA (Registered)	354	52,532

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	426	48,134
United Kingdom — 14.0%
3i Group plc	2,441	76,411
AstraZeneca plc	686	90,961
BP plc	12,130	70,842
Diageo plc	1,273	45,987
InterContinental Hotels Group plc	601	56,920
Lloyds Banking Group plc	99,408	53,288
London Stock Exchange Group plc	491	55,547
Next plc	387	41,347
RELX plc	1,772	73,084
SSE plc	1,535	32,703
		597,090
United States — 7.7%
Ferguson plc	184	34,468
Nestle SA (Registered)	1,148	130,812
Roche Holding AG	289	82,108
Sanofi SA	441	44,126
Stellantis NV	1,822	40,138
		331,652
Total Common Stocks (Cost $3,166,064)		4,210,708
Short-Term Investments — 3.1%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (d) (e)(Cost $97,719)	97,651	97,719
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (d) (e)	31,987	32,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (d) (e)	3,864	3,864
Total Investment of Cash Collateral from Securities Loaned (Cost $35,864)		35,864
Total Short-Term Investments (Cost $133,583)		133,583
Total Investments — 101.6% (Cost $3,299,647)		4,344,291
Liabilities in Excess of Other Assets — (1.6)%		(68,369)
NET ASSETS — 100.0%		4,275,922

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $33,829.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	8.7%
Pharmaceuticals	7.5
Semiconductors & Semiconductor Equipment	7.1
Insurance	6.2
Oil, Gas & Consumable Fuels	6.0
Machinery	4.9
Capital Markets	4.3
Food Products	3.5
Chemicals	3.5
Textiles, Apparel & Luxury Goods	3.4
Beverages	2.9
Professional Services	2.7
Health Care Equipment & Supplies	2.7
Aerospace & Defense	2.6
Metals & Mining	2.2
Diversified Telecommunication Services	2.1
Household Durables	1.9
Electronic Equipment, Instruments & Components	1.8
Hotels, Restaurants & Leisure	1.8
Industrial Conglomerates	1.6
Construction & Engineering	1.5
Automobile Components	1.5
Specialty Retail	1.5
Building Products	1.2
Personal Care Products	1.2
Technology Hardware, Storage & Peripherals	1.2
IT Services	1.2
Multi-Utilities	1.1
Leisure Products	1.0
Independent Power and Renewable Electricity Producers	1.0
Others (each less than 1.0%)	7.1
Short-Term Investments	3.1

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$133,451	$—	$133,451
Austria	—	30,225	—	30,225
Belgium	—	44,179	—	44,179
Denmark	—	155,487	—	155,487
France	—	700,045	—	700,045
Germany	—	314,760	—	314,760
Hong Kong	—	95,302	—	95,302
Italy	—	66,608	—	66,608

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$939,752	$—	$939,752
Macau	—	20,569	—	20,569
Netherlands	—	306,380	—	306,380
Singapore	—	66,821	—	66,821
South Korea	—	51,546	—	51,546
Spain	—	65,375	—	65,375
Sweden	—	190,800	—	190,800
Switzerland	—	52,532	—	52,532
Taiwan	48,134	—	—	48,134
United Kingdom	—	597,090	—	597,090
United States	—	331,652	—	331,652
Total Common Stocks	48,134	4,162,574	—	4,210,708
Short-Term Investments
Investment Companies	97,719	—	—	97,719
Investment of Cash Collateral from Securities Loaned	35,864	—	—	35,864
Total Short-Term Investments	133,583	—	—	133,583
Total Investments in Securities	$181,717	$4,162,574	$—	$4,344,291
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$95,471	$404,044	$401,821	$34	$(9)	$97,719	97,651	$1,020	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	38,003	68,000	74,007	4	—	32,000	31,987	363	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	4,963	48,727	49,826	—	—	3,864	3,864	53	—
Total	$138,437	$520,771	$525,654	$38	$(9)	$133,583		$1,436	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.